CAPITAL STRUCTURE AND FINANCIAL ITEMS	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
CAPITAL STRUCTURE AND FINANCIAL ITEMS
CAPITAL STRUCTURE AND FINANCIAL ITEMS

Basis of preparation	Results for the year	Operating assets and liabilities	Capital structure and financial items	Other disclosures

This section provides an insight into Novo Nordisk’s capital structure, earnings per share, free cash flow and financing items. The free cash flow impacts Novo Nordisk’s long-term target for ‘Cash to earnings (three-year average)’. Cash to earnings is defined as ´free cash flow as a percentage of net profit’. Free cash flow is the cash amount generated that is available for future investments in Novo Nordisk and distribution to shareholders without consuming prior years’ cash creation retained in the company.

Novo Nordisk has a low debt-to-equity ratio due to limited debt financing. Further information on the company’s capital structure can be found in `Shares and capital structure’ on pp 44-45 (unaudited).

Management considers foreign exchange exposure to be one of the main financial risks. Novo Nordisk aims to reduce the short-term impact from movements in key currencies by hedging future cash flows. Notes 4.2 and 4.3 include more information in this respect.

SHARE CAPITAL, DISTRIBUTION TO SHAREHOLDERS AND EARNINGS PER SHARE

SHARE CAPITAL

DKK million	A share capital	B share capital	Total share capital

Development in share capital:
Share capital 2013	107	443	550
Cancelled in 2014	—	(20)	(20)
Cancelled in 2015	—	(10)	(10)
Cancelled in 2016	—	(10)	(10)

Share capital at the beginning of the year	107	403	510
Cancelled in 2017	—	(10)	(10)
Share capital at the end of the year	107	393	500

At the end of 2017, the share capital amounted to DKK 107 million in A share capital and DKK 393 million in B share capital (equal to 1,963 million B shares of DKK 0.20).

CASH DISTRIBUTION TO SHAREHOLDERS

After introducing interim dividend payments in 2016, Novo Nordisk paid out an interim dividend of DKK 3.00 per share in August 2017. The net cash distribution to shareholders in the form of dividends and share repurchases amounts to DKK 35.7 billion, compared with a free cash flow of DKK 32.6 billion. This is in line with the guiding principle of paying out excess capital to investors after funding organic growth and potential acquisitions.

DKK million	2017	2016	2015

Interim dividend for the year	7,396	7,600	—
Dividend for prior year	11,448	16,230	12,905
Share repurchases for the year	16,845	15,057	17,196

Total	35,689	38,887	30,101

The total dividend for 2017 amounts to DKK 19,206 million (DKK 7.85 per share). At the end of 2017, a final dividend of DKK 11,810 million (DKK 4.85 per share) is expected to be distributed pending approval at the Annual General Meeting. The interim dividend of DKK 7,396 million (DKK 3.00 per share) was paid in August 2017. The total dividend for 2016 was DKK 19,048 (DKK 7.60 per share), of which the final dividend of DKK 11,448 million (DKK 4.60 per share) was paid in March 2017. No dividend is declared on treasury shares.

4.1 SHARE CAPITAL, DISTRIBUTION TO SHAREHOLDERS AND EARNINGS PER SHARE (CONTINUED)

TREASURY SHARES

Accounting policies
Treasury shares are deducted from the share capital on cancellation at their nominal value of DKK 0.20 per share. Differences between this amount and the amount paid to acquire or received for disposing of treasury shares are deducted directly in Equity.

				2017	2016
	Market value, DKK million	As % of share capital before cancellation	As % of share capital after cancellation	Number of B shares of DKK 0.20 (million)	Number of B shares of DKK 0.20 (million)

Holding at the beginning of the year	11,631	1.8%		46	52
Cancellation of treasury shares	(12,735)	(2.0%)		(50)	(50)
Transfer regarding restricted stock units	(152)			—	(4)
Purchase during the year	16,845			60	48
Value adjustment	2,990			—	—

Holding at the end of the year	18,579		2.2%	56	46

Treasury shares are primarily acquired to reduce the company’s share capital. In addition, a limited part is used to finance Novo Nordisk’s long-term share-based incentive programme (restricted stock units) and restricted stock units to employees.

Novo Nordisk’s guiding principle is that any excess capital, after the funding of organic growth opportunities and potential acquisitions, should be returned to investors. Novo Nordisk applies a pharmaceutical industry payout ratio to dividend payments, which are complemented by share repurchase programmes.

The purchase of treasury shares during the year relates to the remaining part of the 2016 share repurchase programme totalling DKK 1.5 billion and the DKK 17 billion Novo Nordisk B share repurchase programme for 2017, of which DKK 1.7 billion was outstanding at year-end. The programme ended on 30 January 2018. Transfer of treasury shares relates to the long-term share-based incentive programme and restricted stock units to employees.

EARNINGS PER SHARE

Accounting policies
Earnings per share is presented as both basic and diluted earnings per share. Basic earnings per share is calculated as net profit divided by the average number of shares outstanding. Diluted earnings per share is calculated as net profit divided by the sum of average number of shares outstanding, including the dilutive effect of the outstanding share pool. Please refer to ‘Financial definitions’ on pp 96-97 for a description of calculation of the dilutive effect.

DKK million		2017	2016	2015
Net profit for the year		38,130	37,925	34,860

Average number of shares outstanding	in 1,000 shares	2,473,218	2,529,945	2,571,219
Dilutive effect of average outstanding share pool[1]	in 1,000 shares	4,875	4,784	6,479
Average number of shares outstanding, including dilutive effect of outstanding share pool	in 1,000 shares	2,478,093	2,534,729	2,577,698

Basic earnings per share	DKK	15.42	14.99	13.56
Diluted earnings per share	DKK	15.39	14.96	13.52

1.	For further information on the outstanding share pool, please refer to note 5.1.
FINANCIAL RISKS

Novo Nordisk has centralised management of the Group’s financial risks. The overall objectives and policies for the company’s financial risk management are outlined in an internal Treasury Policy, which is approved by the Board of Directors. The Treasury Policy consists of the Foreign Exchange Policy, the Investment Policy, the Financing Policy and the Policy regarding Credit Risk on Financial Counterparts, and includes a description of permitted use of financial instruments and risk limits.

Novo Nordisk only hedges commercial exposures and consequently does not enter into derivative transactions for trading or speculative purposes. Novo Nordisk uses a fully integrated Treasury Management System to manage all financial positions. All positions are marked-to-market based on real-time quotes. Management has assessed the following key risks:

Type	Financial risk

Foreign exchange risk	High
Interest rate risk	Low
Liquidity risk	Low
Credit risk	Low

Foreign exchange risk
Foreign exchange risk is an important financial risk for Novo Nordisk and can have a significant impact on the Income statement, Statement of comprehensive income, Balance sheet and Cash flow statement.

The overall objective of foreign exchange risk management is to reduce the short-term negative impact of exchange rate fluctuations on earnings and cash flow. Consequently, this is likely to increase the predictability of the financial results.

The majority of Novo Nordisk’s sales are in USD, EUR, CNY, JPY, GBP and CAD. The foreign exchange risk is most significant in USD, CNY and JPY, while the EUR exchange rate risk is regarded as low because of Denmark’s fixed-rate policy towards EUR.

Novo Nordisk hedges existing assets and liabilities in key currencies as well as future expected cash flows up to a maximum of 24 months forward. Hedge accounting is applied to match the impact of the hedged item and the hedging instrument in the Consolidated income statement. Management has chosen to classify the result of hedging activities as part of financial items.

During 2017, the hedging horizon varied between 5 and 14 months for USD, CNY, JPY, GBP and CAD. Currency hedging is based on expectations of future exchange rates and mainly uses foreign exchange forwards and foreign exchange options matching the due dates of the hedged items. Expected cash flows are continually assessed using historical inflows, budgets and monthly sales forecasts. Hedge effectiveness is assessed on a regular basis.

The financial contracts existing at year-end cover the expected future cash flow for the following number of months:

	2017	2016

USD	12 months	12 months
CNY[1]	6 months	9 months
JPY	12 months	14 months
GBP	13 months	12 months
CAD	11 months	11 months

1. Chinese yuan traded offshore (CNH) is used when hedging Novo Nordisk’s CNY currency exposure.

KEY CURRENCIES

Exchange rate DKK per 100	2017	2016	2015

USD
Average	660	673	673
Year-end	621	706	683
Year-end change	(12.0%)	3.4%	11.6%

CNY
Average	98	101	107
Year-end	95	102	105
Year-end change	(6.9%)	(2.9%)	6.1%

JPY
Average	5.88	6.21	5.56
Year-end	5.51	6.03	5.67
Year-end change	(8.6%)	6.3%	10.7%

GBP
Average	849	911	1,028
Year-end	839	869	1,011
Year-end change	(3.5%)	(14.0%)	6.2%

CAD
Average	508	508	527
Year-end	495	524	492
Year-end change	(5.5%)	6.5%	(6.6%)

Foreign exchange sensitivity analysis:
A 5% immediate increase/decrease in the following currencies would impact Novo Nordisk’s operating profit as outlined in the table below:

	Estimated for
DKK million	2018	2017

USD	1,900	2,100
CNY	325	320
JPY	170	200
GBP	90	90
CAD	80	80

4.2 FINANCIAL RISKS (CONTINUED)

At year-end, a 5% increase/decrease in all other currencies versus EUR and DKK would affect the hedging instruments’ impact on Other comprehensive income and the Income statement as outlined in the table below:

DKK million	5% increase in all other currencies against DKK and EUR	5% decrease in all other currencies against DKK and EUR

2017
Other comprehensive income	(1,994)	2,098
Income statement	210	(255)

Total	(1,784)	1,843

2016
Other comprehensive income	(2,477)	2,478
Income statement	94	(89)

Total	(2,383)	2,389

The foreign exchange sensitivity analysis comprises effects from the Group’s cash, Trade receivables and Trade payables, current and non-current loans, current and non-current financial investments, foreign exchange forwards and foreign exchange options at year-end. Anticipated currency transactions, investments and non-current assets are not included.

Interest rate risk
Changes in interest rates affect Novo Nordisk’s financial instruments. At the end of 2017, a 1 percentage point increase in the interest rate level would, all else being equal, result in a change in the fair value of Novo Nordisk’s financial instruments of DKK 0 million (a decrease of DKK 3 million in 2016).

The financial instruments included in the sensitivity analysis consist of marketable securities and non-current loans. Foreign exchange forwards and foreign exchange options are not included because of the limited effect that a parallel shift in interest rates in all currencies would have on these instruments.

Liquidity risk
The liquidity risk is considered to be low, and Novo Nordisk has limited debt financing. Novo Nordisk ensures the availability of the required liquidity through a combination of cash management, highly liquid investment portfolios and uncommitted as well as committed facilities. Novo Nordisk uses cash pools for optimisation and centralisation of cash management.

Credit risk
Credit risk arises from the possibility that transactional counterparties may default on their obligations, causing financial losses for the Group. Novo Nordisk considers its maximum credit risk on financial counterparties to be DKK 21,158 million (2016: DKK 21,228 million). In addition, Novo Nordisk considers its maximum credit risk on Trade receivables, Other receivables less prepayments and Other financial assets to be DKK 22,602 million (2016: DKK 22,974 million). Please refer to note 4.7 for details of the Group’s total financial assets.

To manage credit risk on financial counterparties, Novo Nordisk only enters into derivative financial contracts and money market deposits with financial counterparties possessing a satisfactory long-term credit rating from two out of the three selected ratings agencies: Standard and Poor’s, Moody’s and Fitch. Furthermore, maximum credit lines defined for each counterparty diversify the overall counterparty risk. The credit risk on bonds is limited, as investments are made in highly liquid bonds with solid credit ratings. The table below shows Novo Nordisk’s credit exposure on cash, fixed-income marketable securities and financial derivatives.
Credit exposure on Cash at bank, Marketable securities and Derivative financial instruments (market value)

DKK million	Cash at bank	Marketable securities[1]	Derivative financial instruments	Total

2017
AA-range	12,369		935	13,304
A-range	5,967		1,369	7,336
BBB-range	438			438
Not rated or below BBB-range	78			78

Total	18,852	—	2,304	21,156

2016
AAA-range		2,007		2,007
AA-range	12,442		309	12,751
A-range	5,971		220	6,191
BBB-range	83			83
Not rated or below BBB-range	194	2		196

Total	18,690	2,009	529	21,228

1. Net yield on the bond portfolio in 2016 was -0.05%.

Novo Nordisk has no significant concentration of credit risk related to Trade receivables or Other receivables and prepayments, as the exposure is spread over a large number of counterparties and customers. Novo Nordisk continues to monitor the credit exposure in Region AAMEO due to the increasing sales and low credit ratings of many countries in this region.

Trade receivable programmes
Novo Nordisk’s subsidiaries in the US and Japan employ trade receivable programmes where trade receivables are sold on full non-recourse terms to optimise working capital.

At year-end, the Group had derecognised receivables without recourse having due dates after 31 December amounting to:

DKK million	2017	2016	2015

US	3,328	2,754	945
Japan	2,024	2,259	1,899

In addition, full non-recourse off-balance sheet factoring arrangement programmes are occasionally applied by Novo Nordisk affiliates around the world, with limited impact on the Group’s trade receivables.

Please refer to note 2.2 for the split of allowance for trade receivables by geographical segment.
IVATIVE FINANCIAL INSTRUMENTS

Accounting policies
Novo Nordisk uses financial instruments to reduce the impact of foreign exchange and interest rate fluctuations on financial results.

Use of derivative financial instruments
The derivative financial instruments are used to manage the exposure to market risk. None of the derivatives are held for trading.

Novo Nordisk uses forward exchange contracts and currency options to hedge forecast transactions, assets and liabilities. The overall policy is to hedge the majority of total currency exposure.

Currently, net investments in foreign subsidiaries are not hedged.

Initial recognition and measurement
On initiation of the contract, Novo Nordisk designates each derivative financial contract that qualifies for hedge accounting as one of:

hedges of the fair value of a recognised asset or liability (fair value hedge)
hedges of the fair value of a forecast financial transaction (cash flow hedge).

All contracts are initially recognised at fair value and subsequently remeasured at fair value at the end of the reporting period.

Gains and losses on currency options that do not meet the criteria for hedge accounting are recognised directly in the Income statement under Financial income or Financial expenses.

Fair value hedges
Value adjustments of fair value hedges are recognised in the Income statement along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk.

Cash flow hedges
Value adjustments of the effective part of cash flow hedges are recognised directly in Other comprehensive income. The cumulative value adjustment of these contracts is transferred from Other comprehensive income to the Income statement under Financial income or Financial expenses when the hedged transaction is recognised in the Income statement. For options, this cumulative value adjustment is reflected in the value of the option.

Discontinuance of cash flow hedging
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the forecast transaction is ultimately recognised in the Income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the Income statement under Financial income or Financial expenses.

Fair value determination
The fair value of derivative financial instruments is measured on the basis of quoted market prices of financial instruments traded in active markets. If an active market exists, the fair value is based on the most recently observed market price at the end of the reporting period.

If a financial instrument is quoted in a market that is not active, Novo Nordisk bases its valuation on the most recent transaction price. Adjustment is made for subsequent changes in market conditions, for instance by including transactions in similar financial instruments assumed to be motivated by normal business considerations.

If an active market does not exist, the fair value of standard and simple financial instruments, such as foreign exchange forward contracts, interest rate swaps, currency swaps and unlisted bonds, is measured according to generally accepted valuation techniques. Market-based parameters are used to measure the fair value.

HEDGING ACTIVITIES	2017			2016
DKK million	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end

Forward contracts USD	33,273	1,664	8	36,579	16	2,081
Forward contracts CNH, JPY, GBP and other currencies	7,677	222	37	10,070	199	110

Forward contracts, cash flow hedges	40,950	1,886	45	46,649	215	2,191

Currency options USD	2,152	180	—	588	50	—
Currency options JPY	112	6	—	190	11	—

Currency options, cash flow hedges[1]	2,264	186	—	778	61	—

Forward contracts USD	11,519	260	239	9,953	223	300
Forward contracts CNH, JPY, GBP and other currencies	2,680	120	25	3,087	79	87

Forward contracts, fair value hedges	14,199	380	264	13,040	302	387
Time value of currency options (hedge accounting not applied)	—	34	—	—	2	—
Currency options GBP (hedge accounting not applied)	125	1	—
Total hedging activities	57,538	2,487	309	60,467	580	2,578

Recognised in the Income statement		415	264		304	387
Recognised in Other comprehensive income[2]		2,072	45		276	2,191

Presented in the Balance sheet as:
Derivative financial instruments (current assets/liabilities)		2,304	309		529	2,578
Cash at bank		183			51

1.	Includes expired currency options of DKK 183 million deferred for realisation in 2018.

2.
Realisation in 2017 of previously deferred loss amounts to DKK 1,955 million (DKK 1,915 million adjusted for DKK 40 million to be realised in 2018). Furthermore, an additional gain of DKK 1,987 million (DKK 2,027 million adjusted for DKK 40 million from prior years) as of 31 December 2017 has been deferred for realisation in 2018.

4.3 DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

The above financial contracts regarding cash flow hedging are expected to impact the Income statement within the periods shown below. The split is based on an estimate of when the cash flow hedges are expected to be reclassified to fair value hedges with the fair value then being transferred to Financial income or Financial expenses. The cash flow impact is an immediate consequence of the reclassification.

	2017		2016
DKK million	Positive fair value at year-end	Negative fair value at year-end	Positive fair value at year-end	Negative fair value at year-end

Expected timing of Income statement impact

0–12 months	2,072	45	236	2,191
More than 12 months	—	—	40	—

Total cash flow hedges for which hedge accounting is applied	2,072	45	276	2,191
CASH AND CASH EQUIVALENTS, FINANCIAL RESOURCES AND FREE CASH FLOW

Accounting policies
The Cash flow statement shows how income and changes in balance sheet items affect cash and cash equivalents, in other words the cash generated or used in the period.

The Cash flow statement is presented in accordance with the indirect method commencing with Net profit for the year. Cash flows in foreign currencies are translated to DKK at the average exchange rate for the respective year.

Cash from operating activities converts income statement items from the accrual basis of accounting to cash basis. As such, starting with net profit, non-cash items are reversed and actual payments included. Further, the change in working capital is taken into account, as this shows the development in money tied up in the Balance sheet. Cash from investing activities shows payments related to the purchase and sale of Novo Nordisk’s long-term investments. This includes fixed assets such as construction of new production sites, intangible assets such as patents and licences, and financial assets.

Cash and cash equivalents consist of cash offset by short-term bank loans. Financial resources consist of cash and cash equivalents, marketable securities with original maturity of less than three months and undrawn committed credit facilities expiring after more than one year.

DKK million	2017	2016	2015
CASH AND CASH EQUIVALENTS
Cash at bank (note 4.2)	18,852	18,690	16,923
Current debt (bank overdrafts)	(1,694)	(229)	(1,073)

Cash and cash equivalents	17,158	18,461	15,850
FINANCIAL RESOURCES
Cash and cash equivalents	17,158	18,461	15,850
Marketable securities (note 4.2)	—	2,009	3,542
Undrawn committed credit facility[1]	8,190	8,178	8,209

Financial resources[2]	25,348	28,648	27,601

1.
The undrawn committed credit facility in 2017 is a EUR 1,100 million facility (EUR 1,100 million in 2016 and EUR 1,100 million in 2015) committed by a portfolio of international banks. The facility matures in 2019.

2.	Additional non-IFRS measure; please refer to pp 96-97 for definition.

FREE CASH FLOW

DKK million	2017	2016	2015

Net cash generated from operating activities	41,168	48,314	38,287
Net cash used in investing activities	(6,571)	(6,790)	(6,098)
Net purchase of marketable securities	(2,009)	(1,533)	2,033

Free cash flow[3]	32,588	39,991	34,222

3.	Additional non-IFRS measure; please refer to pp 96-97 for definition.
CHANGE IN WORKING CAPITAL

Accounting policies
Working capital is defined as current assets less current liabilities and measures the liquid assets Novo Nordisk has available for the business.

CHANGE IN WORKING CAPITAL

DKK million	2017	2016	2015

Inventories	(1,032)	(1,583)	(1,401)
Trade receivables	69	(4,749)	(2,444)
Other receivables and prepayments	(17)	(154)	493
Trade payables	(401)	1,084	(23)
Other liabilities	265	1,526	1,604
Adjustment for payables related to non-current assets	(1,143)	—	—
Adjustment for the partial divestment of NNIT A/S	—	—	(207)

Change in working capital before exchange rate adjustments	(2,259)	(3,876)	(1,978)
Exchange rate adjustments	(1,375)	168	(179)
Cash flow change in working capital	(3,634)	(3,708)	(2,157)
OTHER NON-CASH ITEMS

For the purpose of presenting the Cash flow statement, non-cash items with effect on the Income statement must be reversed to identify the actual cash flow effect from the Income statement. The adjustments are specified as follows:

OTHER NON-CASH ITEMS

DKK million	2017	2016	2015

Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.8)	21	13	11
Capital gain/(loss) on investments etc (note 4.8)	25	(16)	(15)
Result of associated company (note 4.8)	(14)	(24)	(14)
Share-based payment costs (note 5.1)	292	368	442

Changes in non-cash balance sheet items
Increase/(decrease) in provisions (note 3.6)	226	4,007	6,193
Increase/(decrease) in retirement benefit obligations (note 3.5)	(115)	265	155
Remeasurements of retirement benefit obligations (note 3.5)	103	(205)	(37)

Other adjustments
Exchange rate adjustments on working capital (note 4.5)	1,375	(168)	179
Other, primarily exchange rate adjustments	114	(358)	(1,006)

Total other non-cash items	2,027	3,882	5,908
FINANCIAL ASSETS AND LIABILITIES

Accounting policies
Depending on the purpose, Novo Nordisk classifies investments into the following categories:

Available-for-sale financial assets
Loans and receivables
Financial assets at fair value through the Income statement (derivatives).

Management determines the classification of its investments on initial recognition and re-evaluates this at the end of every reporting period to the extent that such a classification is permitted and required.

Recognition and measurement
Purchases and sales of investments are recognised on the settlement date. Investments are initially recognised at fair value.

Available-for-sale financial assets and financial assets at fair value are subsequently carried at fair value.

Fair value disclosures are made separately for each class of financial instruments at the end of the reporting period.

Disposal of investments
Investments are removed from the Balance sheet when the rights to receive cash flows from the investments have expired or have been transferred, and Novo Nordisk has transferred substantially all the risks and rewards of ownership.

Available-for-sale financial assets
Available-for-sale financial assets consist of equity investments and marketable securities. Equity investments are included in Other financial assets unless Management intends to dispose of the investment within 12 months of the end of the reporting period. In that case, the current part is included in Other receivables and prepayments.

Unrealised gains and losses arising from changes in the fair value of financial assets classified as available for sale are recognised in Other comprehensive income. When financial assets classified as available for sale are sold or impaired, the accumulated fair value adjustments are included in the Income statement.

The fair values of quoted investments (including marketable securities) are based on current bid prices at the end of the reporting period. Financial assets for which no active market exists are carried at fair value based on a valuation methodology or at cost if no reliable valuation model can be applied.

Loans and receivables
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. If collection is expected within one year (or in the normal operating cycle of the business if longer), they are classified as Current assets. If not, they are presented as Non-current assets.

Trade receivables and Other receivables are recognised initially at fair value. Subsequently they are measured at amortised cost using the effective interest method, less provision for allowance.
4.7 FINANCIAL ASSETS AND LIABILITIES (CONTINUED)

FINANCIAL ASSETS BY CATEGORY

DKK million	Available- for-sale financial assets at fair value	Financial assets measured at fair value through the Income statement	Loans and receivables	Cash and cash equivalents	Total

2017
Other financial assets	411		567		978
Trade receivables (note 3.4)			20,165		20,165
Other receivables			2,428		2,428
- less prepayments and VAT receivables			(1,613)		(1,613)
Derivative financial instruments (note 4.3)		2,304			2,304
Cash at bank (note 4.4)				18,852	18,852

Total financial assets at the end of the year by category[1]	411	2,304	21,547	18,852	43,114
Total financial assets at the end of the year by category, 2016	2,708	529	21,750	18,690	43,677

1. Financial assets are all due within one year except for DKK 30 million due in 2019.

FINANCIAL LIABILITIES BY CATEGORY

DKK million	Financial liabilities measured at fair value through the Income statement	Financial liabilities measured at amortised cost	Total

2017
Current debt (note 4.4)		1,694	1,694
Trade payables		5,610	5,610
Other liabilities (note 3.7)		14,446	14,446
- less VAT and duties payable (note 3.7)		(1,182)	(1,182)
Derivative financial instruments (note 4.3)	309		309

Total financial liabilities at the end of the year by category[2]	309	20,568	20,877
Total financial assets at the end of the year by category, 2016	2,578	19,349	21,927

2. All financial liabilities are due within one year except for DKK 1 million due in 2019.

For a description of the credit quality of financial assets such as Trade receivables, Cash at bank, Marketable securities, Current debt and Derivative financial instruments, refer to notes 4.2 and 4.3.

FAIR VALUE MEASUREMENT HIERARCHY

DKK million	2017	2016

Active market data	338	2,675
Directly or indirectly observable market data	2,304	529
Not based on observable market data	73	33

Total financial assets at fair value	2,715	3,237

Active market data	—	—
Directly or indirectly observable market data	309	2,578
Not based on observable market data	—	—

Total financial liabilities at fair value	309	2,578

Financial assets and liabilities measured at fair value can be categorised using the fair value measurement hierarchy above. There have not been any transfers between the categories ’Active market data’ and ’Directly or indirectly observable market data’ during 2017 or 2016. There are no intangible assets or items of property, plant and equipment measured at fair value.
FINANCIAL INCOME AND EXPENSES

Accounting policies
As described in note 4.2, Management has chosen to classify the result of hedging activities as part of financial items in the Income statement. Financial items are primarily related to foreign exchange elements and are mainly impacted by the cumulative value adjustment of cash flow hedges transferred from Other comprehensive income to the Income statement when the hedged transaction is recognised in the Income statement. Further, value adjustments of fair value hedges are recognised in Financial income and Financial expenses along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk. Finally, value adjustments of assets and liabilities in non-hedged currencies will impact Financial income and Financial expenses.

FINANCIAL INCOME

DKK million	2017	2016	2015

Interest income	69	52	56
Foreign exchange gain (net)[1]	1,163	—	—
Capital gain on investments etc	—	16	15
Result of associated company[2]	14	24	14

Total financial income	1,246	92	85

FINANCIAL EXPENSES

DKK million	2017	2016	2015

Interest expenses	90	65	67
Foreign exchange loss (net)[1]	—	335	504
Financial loss from forward contracts (net)	1,346	158	5,232
Financial loss from currency options (net)	4	83	162
Capital loss on investments etc	25	—	—
Other financial expenses	68	85	81

Total financial expenses	1,533	726	6,046

1.	Primarily related to Trade receivables, Other receivables and Trade payables.

2.
Based on the share price as of 31 December 2017, the market value of the investment in NNIT A/S (corresponding to 26% of the share capital) amounts to DKK 1,109 million (DKK 1,364 million at 31 December 2016 and DKK 1,186 million at 31 December 2015).

FINANCIAL IMPACT FROM FORWARD CONTRACTS AND CURRENCY OPTIONS, SPECIFIED

DKK million	2017	2016	2015

Forward contracts
Income/(loss) transferred from Other comprehensive income	(2,016)	(705)	(2,237)
Value adjustment of transferred contracts	2,477	62	(3,212)
Unrealised fair value adjustments of forward contracts	116	(85)	(412)
Foreign exchange gain/(loss) on forward contracts	(1,923)	570	629

Financial income/(expense) from forward contracts	(1,346)	(158)	(5,232)

Currency options
Realised income/(loss) transferred from Other comprehensive income	61	23	21
Value adjustment of transferred options	(9)	—	(12)
Foreign exchange gain/(loss) on currency options	(56)	(106)	(171)

Financial income/(expense) from currency options	(4)	(83)	(162)